Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 142,131	$ 59,096
Amounts receivable	3,227	3,106
Other assets	2,326	1,612
Total current assets	147,684	63,814
Non-current assets
Investments in associates	0	43,262
Other investments	189,260	74,043
Royalty, stream and other interests	1,140,026	1,113,855
Goodwill	81,134	77,284
Other assets	8,375	5,376
Total assets	1,566,479	1,377,634
Current liabilities
Accounts payable and accrued liabilities	7,477	5,331
Dividends payable	10,293	8,433
Income tax liabilities	13,655	0
Lease liabilities	1,207	852
Total current liabilities	32,632	14,616
Non-current liabilities
Lease liabilities	3,795	3,931
Long-term debt	0	93,900
Deferred income taxes	98,011	76,234
Total liabilities	134,438	188,681
Equity
Share capital	1,688,122	1,675,940
Contributed surplus	65,873	63,567
Accumulated other comprehensive loss	(51,780)	(141,841)
Deficit	(270,174)	(408,713)
Total equity	1,432,041	1,188,953
Total Liabilities and Equity	$ 1,566,479	$ 1,377,634